Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 525,683	¥ 511,851
Fair value	450,403	483,051
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(75,280)	(28,800)
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	525,683	511,851
Fair value	450,403	483,051
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (75,280)	¥ (28,800)